Loans and Allowance for Loan Losses - Schedule of Details on Loans of Company (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Mortgage loans on real estate:
Total mortgage loans on real estate	$ 1,273,553	$ 1,134,503
Commercial loans	30,000	29,444
Agriculture loans	1,670	2,099
Consumer installment loans:
Total consumer installment loans	41,025	41,118
Other loans	10,530	3,291
Gross Loan and Leases Receivable	1,356,778	1,210,455
Net deferred loan fees	(4,341)	(3,253)
Total loans	1,352,437	1,207,202
Less: Allowance for loan losses	(22,572)	(22,935)	(25,497)
Loans, net	1,329,865	1,184,267
Residential 1-4 Family [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	350,758	332,432
Consumer installment loans:
Gross Loan and Leases Receivable	350,758	332,432
Less: Allowance for loan losses	(5,582)	(4,935)	(5,699)
Multifamily [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	31,242	13,920
Consumer installment loans:
Gross Loan and Leases Receivable	31,242	13,920
Less: Allowance for loan losses	(172)	(77)	(89)
Commercial Real Estate [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	564,965	526,258
Consumer installment loans:
Gross Loan and Leases Receivable	564,965	526,258
Less: Allowance for loan losses	(9,578)	(10,918)	(9,305)
Construction [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	245,830	194,426
Consumer installment loans:
Gross Loan and Leases Receivable	245,830	194,426
Less: Allowance for loan losses	(5,578)	(5,159)	(7,191)
Farmland [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	30,236	22,771
Consumer installment loans:
Gross Loan and Leases Receivable	30,236	22,771
Less: Allowance for loan losses	(795)	(618)	(1,658)
Second Mortgages [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	9,026	10,511
Consumer installment loans:
Gross Loan and Leases Receivable	9,026	10,511
Less: Allowance for loan losses	(61)	(205)	(272)
Equity Lines of Credit [Member]
Mortgage loans on real estate:
Total mortgage loans on real estate	41,496	34,185
Consumer installment loans:
Gross Loan and Leases Receivable	41,496	34,185
Less: Allowance for loan losses	(304)	(300)	(492)
Personal [Member]
Consumer installment loans:
Total consumer installment loans	37,745	37,789
Credit Cards [Member]
Consumer installment loans:
Total consumer installment loans	$ 3,280	$ 3,329